Annual Fund Operating Expenses - Invesco SP MidCap Momentum ETF - ETF	Aug. 27, 2021
Operating Expenses:
Management Fees	0.29%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.33%